ANNUAL REPORT
                               DECEMBER 31, 2000

                               [GRAPHIC OMITTED]

Mercury
International
Index
Fund        OF MERCURY INDEX
            FUNDS, INC.

OFFICERS AND DIRECTORS

Terry K. Glenn, Director and President
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Eric S. Mitofsky, Senior Vice President
Dean D'Onofrio, Senior Vice President
Frank Salerno, Senior Vice President
Richard Vella, Senior Vice President and Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Marc C. Cozzolino, Secretary

--------------------------------------------------------------------------------
Jack B. Sunderland and Arthur Zeikel, Directors, and Joseph T. Monagle, Jr., Senior Vice President have recently retired from Mercury International Index Fund. We join the Fund's Board of Directors in wishing Messrs. Sunderland, Zeikel and Monagle well in their retirements.
--------------------------------------------------------------------------------

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


             December 31, 2000 (2) Mercury International Index Fund

DEAR SHAREHOLDER

Fiscal Year in Review

Since inception (February 15, 2000) through December 31, 2000, Mercury International Index Fund's Class I and Class A Shares had total returns of -11.10% and -11.30%, respectively. This compares to the total return of the unmanaged benchmark Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Capitalization Weighted Index of -10.75% for the period February 29, 2000 to December 31, 2000. (Complete performance results can be found on pages 5-7 of this report to shareholders.) References to markets of all countries/regions in this letter to shareholders correspond to those countries'/regions' weightings in the MSCI EAFE Index and are in US dollar terms unless otherwise noted.

Losses in most major equity markets throughout the world resulted in a significant retrenchment of the MSCI EAFE Index. This was in stark contrast to the 12-month period ended December 31, 1999, in which a worldwide global economic recovery, combined with continued strength in the US economy, produced double-digit gains in most of the larger European and Far Eastern equity markets. Having handily survived Y2K fears in the early part of the year, faltering technology and telecommunications shares led most equity benchmarks throughout the world broadly lower during 2000, as evidenced by the Fund's benchmark, which declined by more than 13%. Rising interest rates, soaring oil prices, and one of the worst bear markets in memory for technology shares, combined for an unequivocally negative background for equity markets around the globe, that left no region unscathed. The MSCI Pacific Rim Index declined by 25.6%, and the MSCI Europe Index declined 8.1% for the period. Although moderate earnings in several of the large markets around the world led to a modest loss of 0.10% for the MSCI EAFE Index in the first quarter of 2000, the negative momentum increased in the second quarter. The MSCI EAFE Index declined in the second quarter by 3.96%, followed by a major capitulation in equity markets around the world during the second half of 2000.

Mercury International Index Fund is benchmarked to the MSCI EAFE Capitalization Weighted Index, with weights accorded to each of the 20 component countries based on each country's market capitalization. For the period ended December 31, 2000, the Fund's benchmark consisted of the following weightings of the world's major economies: approximately 22.6% MSCI Japan; 21.4% MSCI United Kingdom; 11.5% MSCI France; 8.8% MSCI Germany; 7.2% MSCI Switzerland and 5.7% MSCI Netherlands. Thus, these top six components of the Index accounted for nearly 77% of its weight. The MSCI Indexes of these major constituents produced returns in 2000 of -28.1%, -11.5%, -4.1%, -15.3%, +6.4% and -3.6%, respectively.
Overall, the year's worst-performing markets were the MSCI components of New Zealand and Japan, which declined by 33.0% and 28.1%, respectively. On the positive side, the MSCI components of Switzerland, Denmark and Norway were the best-performing constituents with returns of +6.4%, +3.7% and -0.4%, respectively. Creating additional difficulty for US shareholders was the broadly strengthening US dollar, which gained


             December 31, 2000 (3) Mercury International Index Fund ground against each of the world's other major currencies. The euro lost nearly 6% of its value relative to the US dollar despite a significant end-of-year rally; the Japanese yen declined by more than 11% against the US dollar mostly related to end-of-year weakness; and the pound sterling, despite a strong rally in December, declined by more than 7% compared to the US dollar.

Mercury International Index Fund invests all of its assets in Master International (Capitalization-Weighted) Index Series, which has the same investment objective as the Fund. The Series closed year-end 2000 with net assets of $15.8 million, compared with net assets of $10.0 million at year-end in 1999. This represents an increase of 58%. The assets of the Series are invested in a combination of two principal components to replicate the returns of the MSCI EAFE Capitalization-Weighted Index. The first is a statistically selected sample of stocks designed to replicate the returns of the Index. In addition, the Series is able to purchase futures contracts in several of the major foreign markets that comprise the MSCI EAFE Index. These futures contracts provide an efficient mechanism for maintaining equity exposure, while also keeping a pool of liquidity available to meet potential Fund redemption activity. It is our goal to stay as close as possible to being 100% invested at all times.

In Conclusion

We appreciate your investment in Mercury International Index Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn                         /s/ Richard J. Vella

Terry K. Glenn                             Richard J. Vella
President and Director                     Senior Vice President and
                                           Portfolio Manager

February 12, 2001


             December 31, 2000 (4) Mercury International Index Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers two classes of shares allowing you to invest in the way that best suits your needs.

CLASS I SHARES do not incur a maximum initial sales charge (front-end-load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative fee and management fee, respectively. Without such waiver, the Fund's performance would have been lower.


             December 31, 2000 (5) Mercury International Index Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT
================================================================================

Mercury International Index Fund's Class I & Class A Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Mercury International Index Fund's Class I & Class A Shares compared to growth of an investment in the MSCI EAFE Capitalization Weighted Index. Beginning and ending values are:

                                                     2/15/00**         12/00
Mercury International Index Fund+--
Class I Shares*                                      $10,000           $8,890
Class A Shares*                                      $10,000           $8,870
MSCI EAFE Capitalization Weighted Index++            $10,000           $8,925

 * Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund invests all of its assets in Master International (Capitalization Weighted) Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of the equity securities included in the Europe, Australia and Far East Index and other types of financial instruments.
++ This unmanaged gross domestic product-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. The starting date for the Index in the graph is from 2/29/00.

      Past performance is not predictive of future results.


             December 31, 2000 (6) Mercury International Index Fund

FUND PERFORMANCE DATA (CONCLUDED)

AGGREGATE TOTAL RETURN
================================================================================
Class I Shares                                                          % Return
--------------------------------------------------------------------------------
Inception (2/15/00)
through 12/31/00                                                         -11.10%
--------------------------------------------------------------------------------

Class A Shares                                                          % Return
--------------------------------------------------------------------------------
Inception (2/15/00)
through 12/31/00                                                         -11.30%
--------------------------------------------------------------------------------

RECENT PERFORMANCE RESULTS
================================================================================
                                                    6 Month      Since Inception
As of December 31, 2000                          Total Return     Total Return
--------------------------------------------------------------------------------
Class I*                                            -10.74%          -11.10%
--------------------------------------------------------------------------------
Class A*                                            -10.85           -11.30
--------------------------------------------------------------------------------
MSCI EAFE Index--Capitalization Weighted**          -10.53           -10.75
--------------------------------------------------------------------------------

 * Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 2/15/00.
** This unmanaged gross domestic product-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. Since inception total return is from 2/29/00.


             December 31, 2000 (7) Mercury International Index Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2000
--------------------------------------------------------------------------------

MERCURY INTERNATIONAL INDEX FUND
================================================================================

Assets:

Investment in Master International (Capitalization Weighted)
  Index Series, at value (identified cost--$238,401)                       $ 223,797
Prepaid registration fees and other assets                                   146,683
                                                                           ---------
Total assets                                                                 370,480
                                                                           ---------
------------------------------------------------------------------------------------

Liabilities:

Payable to distributor                                                           183
Accrued expenses                                                             147,152
                                                                           ---------
Total liabilities                                                            147,335
                                                                           ---------
------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                 $ 223,145
                                                                           =========
------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                            $      --+
Class A Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                    2
Paid-in capital in excess of par                                             237,859
Undistributed investment income                                                  366
Accumulated realized capital losses on investments and
  foreign currency transactions from the Series--net                            (478)
Unrealized depreciation on investments from the Series--net                  (14,604)
                                                                           ---------
Net assets                                                                 $ 223,145
                                                                           =========
------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $11,333 and 1,275 shares outstanding       $    8.89
                                                                           =========
Class A--Based on net assets of $211,812 and 23,872 shares outstanding     $    8.87
                                                                           =========
------------------------------------------------------------------------------------

+     Amount is less than $1.

      See Notes to Financial Statements.


             December 31, 2000 (8) Mercury International Index Fund

STATEMENT OF OPERATIONS

For the Period February 15, 2000+ to December 31, 2000
--------------------------------------------------------------------------------

MERCURY INTERNATIONAL INDEX FUND
================================================================================

Investment Income:

Investment income allocated from the Series                                    $   1,134
Expenses allocated from the Series                                                   (67)
                                                                               ---------
Net investment income from the Series                                              1,067
                                                                               ---------
----------------------------------------------------------------------------------------

Expenses:

Offering costs                                                  $  80,712
Registration fees                                                  42,840
Accounting services                                                 1,060
Administration fee                                                    286
Account maintenance fee--Class A                                      183
Transfer agent fees                                                    40
                                                                ---------
Total expenses before reimbursement                               125,121
Reimbursement of expenses                                        (124,469)
                                                                ---------
Total expenses after reimbursement                                                   652
                                                                               ---------
Investment income--net                                                               415
                                                                               ---------
----------------------------------------------------------------------------------------

Realized & Unrealized Loss on Investments &
Foreign Currency Transactions from the Series--Net:

Realized loss from the Series on:
  Investments--net                                                   (477)
  Foreign currency transactions--net                                 (171)          (648)
                                                                ---------
Unrealized depreciation on investments from the Series--net                      (14,604)
                                                                               ---------
Net Decrease in Net Assets Resulting from Operations                           $ (14,837)
                                                                               =========
----------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


             December 31, 2000 (9) Mercury International Index Fund

STATEMENT OF CHANGES
IN NET ASSETS

MERCURY INTERNATIONAL INDEX FUND
================================================================================

                                                                     For the Period
                                                                     Feb. 15, 2000+
  Increase (Decrease) in Net Assets:                                to Dec. 31, 2000
  -----------------------------------------------------------------------------------
  Operations:

  Investment income--net                                              $           415
  Realized loss on investments and foreign currency
  transactions from the Series--net                                              (648)
  Unrealized depreciation on investments from the Series--net                 (14,604)
                                                                      ---------------
  Net decrease in net assets resulting from operations                        (14,837)
                                                                      ---------------
  -----------------------------------------------------------------------------------

  Capital Share Transactions:

  Net increase in net assets derived from capital share transactions          212,982
                                                                      ---------------
  -----------------------------------------------------------------------------------

  Net Assets:

  Total increase in net assets                                                198,145
  Beginning of period                                                          25,000
                                                                      ---------------
  End of period*                                                      $       223,145
                                                                      ===============
  -----------------------------------------------------------------------------------
* Undistributed investment income--net                                $           366
                                                                      ===============

+     Commencement of operations.

      See Notes to Financial Statements.


            December 31, 2000 (10) Mercury International Index Fund

FINANCIAL HIGHLIGHTS

MERCURY INTERNATIONAL INDEX FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                          For the Period Feb. 15, 2000+
                                                                 to Dec. 31, 2000
                                                         -------------------------------
Increase (Decrease) in Net Asset Value:                    Class I             Class A
----------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                     $     10.00         $     10.00
                                                         -------------------------------
Investment income--net                                           .10                 .01
Realized and unrealized loss on investments and
  foreign currency transactions from the Series--net           (1.21)              (1.14)
                                                         -------------------------------
Total from investment operations                               (1.11)              (1.13)
                                                         -------------------------------
Net asset value, end of period                           $      8.89         $      8.87
                                                         ===============================
----------------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share                            (11.10%)+++         (11.30%)+++
                                                         ===============================
----------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                 .61%*               .89%*
                                                         ===============================
Expenses++                                                    143.55%*            151.62%*
                                                         ===============================
Investment income--net                                          1.17%*               .40%*
                                                         ===============================
----------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                 $        11         $       212
                                                         ===============================
----------------------------------------------------------------------------------------

  *   Annualized.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Series' allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


             December 31, 2000 (11) Mercury International Index Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY INTERNATIONAL INDEX FUND
================================================================================

(1)   Significant Accounting Policies:

      Mercury International Index Fund (the "Fund") is part of Mercury Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master International (Capitalization Weighted) Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Series owned by the Fund at December 31, 2000 was 1.4%. On February 15, 2000 (commencement of operations), the Fund had no operations other than those relating to organizational matters. The Fund offers two classes of shares. Class I and Class A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and has exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

      (b) Income--The Fund's income consists of the Fund's pro rata share of the realized and unrealized gains and losses, and net investment income of the Series, less all actual and accrued expenses of the Fund.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.


             December 31, 2000 (12) Mercury International Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (f) Investment transactions--Investment transactions are accounted for on a trade date basis.

      (g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $170 have been reclassified between undistributed net investment income and accumulated net realized capital losses and $121 has been reclassified between paid-in capital in excess of par and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

(2)   Transactions with Affiliates:

      The Corporation has entered into an Administrative Services Agreement with Mercury Advisors ("Mercury Advisors"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period February 15, 2000 to December 31, 2000, Mercury Advisors earned fees of $286, all of which were waived. Mercury Advisors also reimbursed the Fund for additional expenses of $124,183.

      The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services were provided to the Fund by FAM.

      Certain officers and/or directors of the Fund are officers and/or directors of Mercury Advisors, FAM, PSI, FAMD, FDS, and/or ML & Co.


             December 31, 2000 (13) Mercury International Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

(3)   Investments:

      Increases and decreases in the Fund's investment in the Series for the period February 15, 2000 to December 31, 2000 were $239,237 and $1,255, respectively.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $212,982 for the period February 15, 2000 to December 31, 2000.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Period
      February 15, 2000+ to December 31, 2000       Shares        Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                       25        $         250
                                                    ---------------------------
      Net increase                                      25        $         250
                                                    ===========================
      --------------------------------------------------------------------------
    + On February 15, 2000 (commencement of operations), the Fund issued 1,250 shares to Mercury Advisors for $12,500.

      Class A Shares for the Period
      February 15, 2000+ to December 31, 2000       Shares         Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                   22,950        $     215,735
      Shares redeemed                                 (328)              (3,003)
                                                    ---------------------------
      Net increase                                  22,622        $     212,732
                                                    ===========================
      --------------------------------------------------------------------------
    + On February 15, 2000 (commencement of operations), the Fund issued 1,250 shares to Mercury Advisors for $12,500.


             December 31, 2000 (14) Mercury International Index Fund

INDEPENDENT AUDITORS' REPORT

MERCURY INTERNATIONAL INDEX FUND
================================================================================

The Board of Directors and Shareholders,
Mercury International Index Fund
(One of the series constituting Mercury Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Mercury International Index Fund as of December 31, 2000, the related statements of operations, changes in net assets, and the financial highlights for the period February 15, 2000 (commencement of operations) to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury International Index Fund of Mercury Index Funds, Inc. as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2001


            December 31, 2000 (15) Mercury International Index Fund

SCHEDULE OF INVESTMENTS

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
================================================================================

                                                                            In US Dollars
                                                                    Shares  -------------
Investments                                                          Held      Value
-----------------------------------------------------------------------------------------
Australia

AMP Limited                                                          1,862   $     20,923
Amcor Limited                                                        1,262          3,678
Australian Gas Light Company Limited                                   979          6,922
Boral Limited                                                        1,506          1,732
Brambles Industries Limited                                            445         10,386
Broken Hill Proprietary Company Limited                              3,161         33,298
CSR Limited                                                          2,249          5,848
Coles Myer Limited                                                   2,493          9,664
Commonwealth Bank of Australia                                       2,252         38,674
Computershare Limited                                                1,277          6,123
Foster's Brewing Group Limited                                       4,074         10,685
Lend Lease Corporation Limited                                       1,013          9,423
M.I.M. Holdings Limited                                              6,779          4,370
National Australia Bank Limited                                      2,721         43,562
The News Corporation Limited                                         3,120         24,273
The News Corporation Limited (Preferred)                             3,846         27,356
Normandy Mining Limited                                              2,612          1,408
OneSteel Limited (a)                                                   790            417
Origin Energy Limited                                                1,556          1,773
Paperlinx Limited                                                      420            772
QBE Insurance Group Limited                                          1,331          7,315
Rio Tinto Limited                                                      654         10,698
Santos Limited                                                       1,916          6,410
Southcorp Limited                                                    1,558          4,237
TABCORP Holdings Limited                                               799          4,873
Telstra Corporation Limited                                         13,550         48,363
WMC Limited                                                          2,286          9,727
Westfield Trust                                                      4,113          7,762
Westpac Banking Corporation Limited                                  3,043         22,311
Woolworths Limited                                                   2,088          9,770
-----------------------------------------------------------------------------------------
Total Investments in Australia (Cost--$438,953)--2.5%                             392,753
-----------------------------------------------------------------------------------------

Austria

Bank Austria AG                                                        203         11,169
Boehler-Uddeholm AG                                                     67          2,170
Mayr-Melnhof Karton AG                                                  65          2,866
OMV AG                                                                  57          4,415
Oesterreichische Elektrizitaetswirtschafts-AG "Verbund" 'A' (a)         52          5,273
VA Technologie AG                                                       45          1,352
-----------------------------------------------------------------------------------------
Total Investments in Austria (Cost--$31,811)--0.2%                                 27,245
-----------------------------------------------------------------------------------------

Belgium

Delhaize "Le Lion" SA                                                   91          4,328
Electrabel SA                                                          101         22,835
Fortis 'B'                                                           1,304         42,362
Groupe Bruxelles Lambert SA                                             49         11,640


             December 31, 2000 (16) Mercury International Index Fund

                                                                   In US Dollars
                                                         Shares    -------------
Investments                                               Held         Value
--------------------------------------------------------------------------------

Belgium (concluded)

Interbrew (a)                                               200    $       6,970
KBC Bancassurance Holding                                   550           23,821
Solvay SA                                                   151            8,421
UCB SA                                                      292           10,824
--------------------------------------------------------------------------------
Total Investments in Belgium (Cost--$144,907)--0.8%                      131,201
--------------------------------------------------------------------------------

Denmark

A/S Dampskibsselskabet Svendborg 'B'                          1           11,698
Bang & Olufsen Holding A/S 'B'                               72            2,608
Carlsberg A/S 'B' (a)                                       133            7,829
D/S 1912 'B'                                                  2           17,359
Danisco A/S                                                 171            7,034
Danske Bank                                               1,020           18,347
ISS A/S (a)                                                  60            4,083
NKT Holding A/S                                              14            3,261
Novo Nordisk A/S 'B'                                        127           22,764
Navision Software A/S (a)                                    46              822
Novozymes A/S 'B' (a)                                       127            2,540
Tele Danmark A/S                                            363           14,794
Vestas Wind Systems A/S                                     240           12,981
William Demant A/S                                           48            2,204
--------------------------------------------------------------------------------
Total Investments in Denmark (Cost--$127,473)--0.8%                      128,324
--------------------------------------------------------------------------------

Finland

Finnlines Oyj                                                53              896
Metso Oyj                                                   383            4,279
Nokia Oyj 'A'                                             7,966          355,266
Pohjola Group Insurance Corporation 'B'                      53            2,339
Raisio Group PLC                                            360              662
Sampo Insurance Company Ltd. 'A' (a)                        110            5,939
Sanitec Oyj                                                  24              192
Sonera Oyj                                                1,326           24,028
Tietoenator Oyj                                             180            5,121
UPM-Kymmene Oyj                                             474           16,266
Wartsila Oyj 'B'                                            122            2,257
--------------------------------------------------------------------------------
Total Investments in Finland (Cost--$456,320)--2.6%                      417,245
--------------------------------------------------------------------------------

France

Accor SA                                                    352           14,872
Air Liquide                                                 171           25,512
Alcatel                                                   1,902          108,040
Aventis SA                                                1,182          103,764
Axa                                                         668           96,586
Banque Nationale de Paris (BNP)                             776           68,123
Bouygues SA                                                 590           26,728
Cap Gemini SA                                               212           34,196
Carrefour SA                                              1,202           75,501


             December 31, 2000 (17) Mercury International Index Fund

                                                                      In US Dollars
                                                              Shares  -------------
Investments                                                    Held     Value
-----------------------------------------------------------------------------------
France (concluded)

Club Mediterranee SA                                              20   $      1,707
Compagnie de Saint Gobain                                        141         22,148
Compagnie Generale des Etablissements Michelin 'B'               297         10,750
Dassault Systemes SA                                             137          9,390
Etablissements Economiques du Casino Guichard-Perrachon SA       157         15,832
France Telecom SA                                              1,729        149,268
Groupe Danone                                                    264         39,808
L'Oreal SA                                                     1,164         99,780
LVMH (Louis Vuitton Moet Hennessy)                               856         56,661
Lafarge SA (Ordinary)                                            185         15,511
Lagardere S.C.A                                                  230         13,346
PSA Peugeot Citroen                                               82         18,655
Pechiney SA 'A'                                                  180          8,229
Pernod Ricard                                                    101          6,970
Pinault-Printemps-Redoute SA                                     217         46,636
Publicis SA                                                      279          9,428
STMicroelectronics NV                                          1,513         66,056
Sagem SA (New Shares)                                             49          6,551
Sanofi-Synthelabo SA                                           1,266         84,394
Schneider SA                                                     291         21,229
Sidel SA                                                          49          2,227
Societe Generale 'A'                                             741         46,057
Societe Generale d'Entreprises SA                                282         17,342
Sodexho Alliance                                                  45          8,336
Suez Lyonnaise des Eaux SA                                       349         63,733
Thomson CSF                                                      333         15,961
Total Fina SA 'B'                                              1,267        188,430
Usinor SA                                                        606          8,000
Valeo SA                                                         175          7,814
Vivendi Universal SA                                           1,499         98,660
Vivendi Universal SA (ADR) (b)                                   360         23,512
-----------------------------------------------------------------------------------
Total Investments in France (Cost--$1,815,319)--11.0%                     1,735,743
-----------------------------------------------------------------------------------

Germany

Adidas-Salomon AG                                                107          6,631
Allianz AG (Registered Shares)                                   419        156,809
BASF AG                                                        1,086         49,116
Bayer AG                                                       1,281         67,197
Beiersdorf AG                                                    160         16,750
Buderus AG                                                       238          5,115
DaimlerChrysler AG                                             1,735         72,881
Deutsche Bank AG (Registered Shares)                           1,059         88,999
Deutsche Lufthansa AG (Registered Shares)                        683         17,603
Deutsche Telekom AG (Registered Shares)                        5,166        155,696
Dresdner Bank AG (Registered Shares)                             916         39,948
EM.TV & Merchandising AG (a)                                     267          1,479
Epcos AG                                                         100          8,732
Fresenius Medical Care AG                                        121          9,884


            December 31, 2000 (18) Mercury International Index Fund

                                                                                  In US Dollars
                                                                          Shares  -------------
Investments                                                                Held       Value
-----------------------------------------------------------------------------------------------
Germany (concluded)

Gehe AG                                                                      126  $       4,758
Heidelberger Zement AG                                                        35          1,610
HypoVereinsbank                                                              741         41,952
Kamps AG                                                                     130          1,379
Karstadt AG                                                                   59          1,823
Linde AG                                                                     253         12,281
MAN AG                                                                        87          2,214
Merck KGaA                                                                   168          7,414
Metro AG                                                                     543         25,389
Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)            309        110,553
Preussag AG                                                                  338         12,189
RWE AG                                                                       847         38,013
RWE AG (Preferred)                                                           221          7,179
SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)             255         29,279
SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)
(Preferred)                                                                  234         32,911
Schering AG                                                                  344         19,540
Siemens AG                                                                 1,019        133,178
Thyssen Krupp AG                                                             844         13,075
Veba AG                                                                    1,304         79,336
Volkswagen AG                                                                562         29,385
WCM Beteiligungs- und Grundbesitz AG                                         215          3,189
-----------------------------------------------------------------------------------------------
Total Investments in Germany (Cost--$1,483,614)--8.3%                                 1,303,487
-----------------------------------------------------------------------------------------------

Hong Kong

Bank of East Asia, Ltd.                                                    2,272          5,884
CLP Holdings Limited                                                       3,500         17,455
Cathay Pacific Airways                                                     6,000         11,077
Hang Seng Bank Limited                                                     3,300         44,424
Henderson Land Development Company Limited                                 3,000         15,269
Hong Kong and China Gas Company Ltd.                                       7,700         11,353
Hutchison Whampoa Limited                                                  7,400         92,264
Johnson Electric Holdings Limited                                          5,500          8,497
Li & Fung Limited                                                          4,000          7,257
New World Development Company Ltd.                                         3,039          3,682
Pacific Century CyberWorks Limited (a)                                    25,108         16,095
QPL International Holdings Limited (a)                                     3,000          1,731
Sino Land Company Limited                                                  6,000          3,154
Sun Hung Kai Properties Ltd.                                               4,000         39,872
Sunevision Holdings Limited (a)                                               21              8
Swire Pacific Limited 'A'                                                  3,000         21,539
Television Broadcasts Ltd.                                                 1,000          5,256
Wharf (Holdings) Ltd.                                                      5,000         12,180
-----------------------------------------------------------------------------------------------
Total Investments in Hong Kong (Cost--$354,532)--2.0%                                   316,997
-----------------------------------------------------------------------------------------------


             December 31, 2000 (19) Mercury International Index Fund

                                                                   In US Dollars
                                                          Shares   -------------
Investments                                                Held       Value
--------------------------------------------------------------------------------

Ireland

Allied Irish Banks PLC                                     1,640   $      19,016
CRH PLC                                                      563          10,477
DCC PLC                                                      354           3,789
eircom PLC                                                 1,810           4,588
Elan Corporation PLC (ADR) (a)(b)                            500          23,406
Fyffes PLC                                                 1,473           1,383
Greencore Group PLC                                        1,018           2,676
Irish Continental Group PLC                                  167             972
Irish Life & Permanent PLC                                   770           9,543
Jefferson Smurfit Group PLC                                1,387           2,735
Jurys Doyle Hotel Group PLC                                  268           2,275
Ryanair Holdings PLC (a)                                     320           3,455
Tullow Oil PLC (a)                                         1,460           1,412
Waterford Wedgwood PLC                                     1,651           1,938
--------------------------------------------------------------------------------
Total Investments in Ireland (Cost--$88,704)--0.6%                        87,665
--------------------------------------------------------------------------------

Italy

Alitalia SpA (a)                                             980           1,762
Assicurazioni Generali                                     2,140          84,991
Autogrill SpA                                                249           3,063
Autostrade-Concessioni e Costruzioni Autostrade SpA        1,500           9,929
Banca di Roma SpA                                         10,310          11,190
Banca Intesa SpA                                           8,867          42,625
Banca Popolare di Milano (BPM)                               588           2,926
Benetton Group SpA                                         2,795           5,826
Bipop-Carire SpA                                           2,250          14,682
Bulgari SpA                                                  204           2,509
ENI SpA                                                   13,850          88,426
Enel SpA                                                  12,741          49,525
Fiat SpA                                                     654          16,125
Gruppo Editoriale L'Espresso SpA                             400           3,463
Immsi SpA (a)                                              1,109           1,000
Italgas SpA (a)                                              251           2,505
La Rinascente SpA                                            645           3,809
Mediaset SpA                                               2,083          24,857
Mediobanca SpA                                               855           9,697
Mondadori (Arnoldo) Editore SpA                              378           3,514
Olivetti SpA                                               2,756           6,585
Parmalat Finanziaria SpA                                   4,343           7,034
Pirelli SpA                                                3,861          13,739
Riunione Adriatica di Sicurta SpA                          1,290          20,118
San Paolo-IMI SpA                                          2,503          40,468
Seat Pagine Gialle SpA                                       461           1,029
Sirti SpA                                                  1,109           1,942


             December 31, 2000 (20) Mercury International Index Fund

                                                                   In US Dollars
                                                          Shares   -------------
Investments                                                Held       Value
--------------------------------------------------------------------------------

Italy (concluded)

Telecom Italia Mobile (TIM) SpA                          13,984    $     111,601
Telecom Italia SpA                                        6,423           71,040
Telecom Italia SpA (Registered Shares)                    1,817           10,918
Unicredito Italiano SpA                                   8,795           45,995
--------------------------------------------------------------------------------
Total Investments in Italy (Cost--$717,110)--4.5%                        712,893
--------------------------------------------------------------------------------

Japan

Acom Co., Ltd.                                              200           14,764
Advantest Corporation                                       200           18,739
Ajinomoto Co., Inc.                                       1,000           13,004
Alps Electric Co., Ltd.                                   1,000           15,254
Amada Co., Ltd.                                           1,000            7,443
Aoyamma Trading Co., Ltd.                                   100              714
The Asahi Bank, Ltd.                                      5,000           17,032
Asahi Breweries Limited                                   1,000           10,201
Asahi Chemical Industry Co., Ltd.                         3,000           17,285
Asahi Glass Company, Limited                              2,000           16,515
Asatsu-Dk Inc.                                              100            2,408
The Bank of Fukuoka, Ltd.                                 1,000            4,273
The Bank of Tokyo-Mitsubishi, Ltd.                        8,000           79,650
The Bank of Yokohama, Ltd.                                2,000            9,089
Benesse Corporation                                         200            7,426
Bridgestone Corp.                                         2,000           18,214
CSK Corporation                                             100            1,455
Canon, Inc.                                               2,000           70,053
Casio Computer Co., Ltd.                                  1,000            8,450
Central Japan Railway Company                                 3           18,468
Chugai Pharmaceutical Co., Ltd.                           1,000           16,637
The Chuo Trust & Banking Co., Ltd.                        1,000            3,082
Citizen Watch Co.                                         1,000            7,294
Credit Saison Co., Ltd.                                     400            8,564
Dai Nippon Printing Co., Ltd.                             1,000           14,895
The Daiei, Inc. (a)                                       1,000            1,602
Daiichi Pharmaceutical Co., Ltd.                          1,000           29,772
The Daiwa Bank, Ltd.                                      2,000            3,275
Daiwa House Industry Co., Ltd.                            1,000            6,217
Daiwa Securities Group Inc.                               2,000           20,893
Denki Kagaku Kogyo Kabushiki Kaisha                       1,000            3,441
Denso Corporation                                         1,000           21,629
East Japan Railway Company                                    7           41,068
Ebara Corporation                                         1,000           10,867
Eisai Company, Ltd.                                       1,000           35,026
Fanuc Ltd.                                                  400           27,215


             December 31, 2000 (21) Mercury International Index Fund

                                                                   In US Dollars
                                                          Shares   -------------
Investments                                                Held       Value
--------------------------------------------------------------------------------

Japan (continued)

Fuji Machine Mfg. Co., Ltd.                                  100    $      2,680
Fuji Photo Film                                            1,000          41,856
Fuji Soft ABC Incorporated                                   100           6,454
Fuji Television Network, Incorporated                          1           6,970
Fujikura Ltd.                                              1,000           7,496
Fujitsu Limited                                            4,000          58,984
The Furukawa Electric Co., Ltd.                            1,000          17,469
Hirose Electric Co., Ltd.                                    100           9,632
Hitachi Ltd.                                               6,000          53,485
Honda Motor Co., Ltd.                                      2,000          74,606
Ito-Yokado Co., Ltd.                                       1,000          49,912
Itochu Corporation                                         3,000          13,975
JGC Corporation                                            1,000           6,821
Japan Airlines Company, Ltd. (JAL)                         3,000          13,739
Japan Tobacco, Inc.                                            3          23,275
Kajima Corporation                                         2,000           5,552
Kansai Electric Power Company, Inc.                        1,200          20,375
Kao Corporation                                            1,000          29,072
Kawasaki Heavy Industries Ltd. (a)                         2,000           2,137
Kawasaki Steel Corporation                                 7,000           7,233
Kinki Nippon Railway Co., Ltd.                             2,000           8,336
Kirin Brewery Company, Ltd.                                2,000          17,916
Komatsu Ltd.                                               2,000           8,844
Konami Co., Ltd.                                             200          15,009
Kubota Corporation                                         2,000           6,095
Kuraray Co., Ltd.                                          1,000           9,352
Kyocera Corporation                                          300          32,758
Kyowa Hakko Kogyo Co., Ltd.                                1,000           6,918
Marubeni Corporation                                       2,000           4,729
Marui Co., Ltd.                                            1,000          15,105
Matsushita Electric Industrial Company, Ltd.               4,000          95,622
Meitec Corp.                                                 100           3,205
Minebea Company Ltd.                                       1,000           9,264
Mitsubishi Chemical Corporation                            3,000           7,907
Mitsubishi Corporation                                     3,000          22,119
Mitsubishi Electric Corporation                            4,000          24,623
Mitsubishi Estate Company, Limited                         3,000          32,049
Mitsubishi Heavy Industries, Ltd.                          6,000          26,165
Mitsubishi Materials Corporation                           2,000           4,781
Mitsubishi Trust & Banking Corp.                           2,000          13,765
Mitsui & Co., Ltd.                                         2,000          12,592
Mitsui Fudosan Co., Ltd.                                   2,000          19,877
Mitsui Marine and Fire Insurance Company, Ltd.             1,000           5,736
Mitsui Mining & Smelting Co., Ltd.                         1,000           7,706


             December 31, 2000 (22) Mercury International Index Fund

                                                                   In US Dollars
                                                          Shares   -------------
Investments                                                Held       Value
--------------------------------------------------------------------------------

Japan (continued)

Mitsukoshi, Ltd.                                            1,000   $      4,081
Mizuho Holdings, Inc.                                          16         99,194
NEC Corporation                                             3,000         54,904
NGK Insulators, Ltd.                                        1,000         13,249
NGK Spark Plug Co., Ltd.                                    1,000         14,623
NSK Limited                                                 1,000          6,121
Namco Ltd.                                                    100          1,839
Nichiei Co., Ltd.                                             100            532
Nidec Corporation                                             100          4,729
Nikon Corporation                                           1,000         10,701
Nintendo Company Ltd.                                         200         31,506
Nippon Express Co., Ltd.                                    2,000         12,084
Nippon Meat Packers, Inc.                                   1,000         13,625
Nippon Mitsubishi Oil Corp.                                 3,000         14,448
Nippon Paper Industries Co. Ltd.                            2,000         11,926
Nippon Sheet Glass Company, Ltd.                            1,000         12,207
Nippon Steel Corporation                                   12,000         19,860
Nippon Telegraph & Telephone Corporation (NTT)                 20        144,133
Nippon Yusen Kabushiki Kaisha                               2,000          8,266
Nissan Motor Co., Ltd. (a)                                  7,000         40,333
Nisshinbo Industries Inc.                                   1,000          4,553
The Nomura Securities Co., Ltd.                             3,000         53,984
Obayashi Corporation                                        1,000          4,308
Oji Paper Co., Ltd.                                         1,000          5,166
Oriental Land Co., Ltd                                        100          6,699
Orix Corporation                                              200         20,070
Osaka Gas Co.                                               2,000          6,077
Pioneer Corporation                                         1,000         26,708
Promise Co., Ltd.                                             200         14,186
Renown Incorporated (a)                                     1,000            919
Rohm Company Ltd.                                             200         38,004
SMC Corporation                                               100         12,872
The Sakura Bank, Ltd.                                       7,000         42,294
Sankyo Company, Ltd.                                        1,000         23,993
Sanyo Electric Co., Ltd.                                    3,000         24,956
Secom Co., Ltd.                                             1,000         65,236
Sega Enterprises Ltd. (a)                                     200          1,947
Sekisui Chemical Co., Ltd.                                  1,000          2,846
Sekisui House, Ltd.                                         2,000         18,301
Sharp Corporation                                           2,000         24,133
Shin-Etsu Chemical Co., Ltd.                                1,000         38,529
Shionogi & Co., Ltd.                                        1,000         20,403
Shiseido Company, Limited                                   1,000         11,165
The Shizuoka Bank, Ltd.                                     1,000          9,098


             December 31, 2000 (23) Mercury International Index Fund

                                                                   In US Dollars
                                                          Shares   -------------
Investments                                                Held       Value
--------------------------------------------------------------------------------

Japan (concluded)

Snow Brand Milk Products Co., Ltd.                        1,000    $       3,441
Softbank Corp.                                              600           20,858
Sony Corporation                                          1,500          103,765
The Sumitomo Bank, Ltd.                                   6,000           61,629
Sumitomo Chemical Co., Ltd.                               2,000            9,930
Sumitomo Corporation                                      2,000           14,396
Sumitomo Electric Industries                              1,000           16,410
Sumitomo Heavy Industries, Ltd.                           1,000            1,559
The Sumitomo Marine & Fire Insurance Co., Ltd.            1,000            6,454
Sumitomo Metal Industries, Ltd. (a)                       1,000              569
Sumitomo Metal Mining Co.                                 1,000            5,236
Sumitomo Osaka Cement Co., Ltd.                           1,000            3,345
Taisho Pharmaceutical Company, Ltd.                       1,000           27,058
Takara Shuzo Co., Ltd.                                    1,000           17,478
Takeda Chemical Industries, Ltd.                          1,000           59,194
Takefuji Corporation                                        300           18,914
Teijin Limited                                            2,000           10,333
Terumo Corporation                                        1,000           21,891
Tohoku Electric Power Co., Inc.                             500            6,686
The Tokai Bank Ltd.                                       4,000           17,338
The Tokio Marine & Fire Insurance Co. Ltd.                3,000           34,387
Tokyo Electric Power                                      2,400           59,580
Tokyo Gas Co.                                             5,000           14,799
Tokyu Corporation                                         2,000           10,788
Toppan Printing Co., Ltd.                                 1,000            8,713
Toray Industries, Inc.                                    3,000           11,296
Toshiba Corporation                                       6,000           40,140
Toto Limited                                              1,000            7,137
Toyota Motor Corporation                                  6,000          191,769
Trans Cosmos Inc.                                           100            4,335
Uni-Charm Corporation                                       100            5,079
World Co., Ltd.                                             100            3,783
Yamaha Corporation                                        1,000            9,807
Yamanouchi Pharmaceutical Co., Ltd.                       1,000           43,257
Yamato Transport Co., Ltd.                                1,000           18,389
Yokogawa Electric Corporation                             1,000            8,450
--------------------------------------------------------------------------------
Total Investments in Japan (Cost--$4,353,586)--21.3%                   3,357,111
--------------------------------------------------------------------------------

Netherlands

ABN AMRO Holding NV                                       2,258           51,347
ASM Lithography Holding NV (a)                              746           16,943
Aegon NV                                                  2,248           92,995
Akzo Nobel NV                                               528           28,356
Buhrmann NV                                                 230            6,165
Elsevier NV                                               1,190           17,497
Getronics NV                                                663            3,897
Hagemeyer NV                                                191            4,259
Heineken NV                                                 449           27,170


             December 31, 2000 (24) Mercury International Index Fund

                                                                       In US Dollars
                                                              Shares   -------------
Investments                                                    Held        Value
------------------------------------------------------------------------------------
Netherlands (concluded)

IHC Caland NV                                                     85    $      3,990
ING Groep NV                                                   1,706         136,278
KPN NV                                                         1,675          19,281
Koninklijke Ahold NV                                           1,308          42,197
Koninklijke Luchtvaart Maatschappij NV (KLM) (a)                 101           2,323
Koninklijke (Royal) Philips Electronics NV                     2,199          80,562
Oce NV                                                           216           3,448
QIAGEN NV (a)                                                    200           7,230
Royal Dutch Petroleum Company                                  3,460         212,003
TNT Post Group NV                                                881          21,308
Unilever NV 'A'                                                1,007          63,725
Vedior NV 'A'                                                    238           2,871
Wolters Kluwer NV 'A'                                            476          12,978
------------------------------------------------------------------------------------
Total Investments in the Netherlands (Cost--$878,076)--5.4%                  856,823
------------------------------------------------------------------------------------

New Zealand

Carter Holt Harvey Limited                                     4,563           3,311
Fletcher Challenge Energy (a)                                  1,001           3,787
Lion Nathan Limited                                              529           1,191
Telecom Corporation of New Zealand Limited                     3,657           7,768
------------------------------------------------------------------------------------
Total Investments in New Zealand (Cost--$21,653)--0.1%                        16,057
------------------------------------------------------------------------------------

Norway

Elkem ASA                                                         62             991
Hands ASA (a)                                                     14              47
Kvaerner ASA 'A' (a)                                             295           2,091
Merkantildata ASA (a)                                            224             871
Norsk Hydro ASA                                                  451          19,076
Orkla ASA 'A'                                                    474           9,353
Petroleum Geo-Services (a)                                       176           2,315
Schibsted ASA                                                    171           2,104
Storebrand ASA                                                   844           5,982
Tomra Systems ASA                                                370           7,175
Telenor A/S (a)                                                  900           3,919
------------------------------------------------------------------------------------
Total Investments in Norway (Cost--$57,288)--0.3%                             53,924
------------------------------------------------------------------------------------

Portugal

BPI-SGPS, SA (Registered Shares)                               1,257           3,941
Banco Comercial Portugues, SA (BCP) (Registered Shares)        3,525          18,699
Brisa-Auto Estradas de Portugal, SA                              302           2,694
Cimpor-Cimentos de Portugal, SGPS, SA                            353           8,816
Eletricidade de Portugal, SA (EDP)                             5,102          16,862
Jeronimo Martins SGPS, SA                                        166           1,714
Portugal Telecom SA (Registered Shares)                        1,801          16,470
Sonae, S.G.P.S., SA                                              550             620
Sonae, S.G.P.S., SA (New Shares) (a)                           2,302           2,529
------------------------------------------------------------------------------------
Total Investments in Portugal (Cost--$80,653)--0.5%                           72,345
------------------------------------------------------------------------------------


             December 31, 2000 (25) Mercury International Index Fund

                                                                   In US Dollars
                                                          Shares   -------------
Investments                                                Held         Value
--------------------------------------------------------------------------------

Singapore

Capitaland Limited (a)                                     4,000   $       6,920
Chartered Semiconductor Manufacturing Limited (a)          2,000           5,467
City Developments Limited                                  2,000           9,285
DBS Group Holdings Limited                                 2,000          22,607
Keppel Corporation Ltd.                                    2,000           3,899
Neptune Orient Lines Limited (a)                           2,000           1,569
Oversea-Chinese Banking Corporation Ltd.                   2,000          14,879
Singapore Airlines Limited                                 2,000          19,839
Singapore Press Holdings Ltd.                              1,000          14,764
Singapore Technologies Engineering Ltd.                    3,000           4,827
Singapore Telecommunications, Ltd.                        11,000          17,065
United Overseas Bank Ltd.                                  1,000           7,497
Venture Manufacturing (Singapore) Ltd.                     1,000           6,690
--------------------------------------------------------------------------------
Total Investments in Singapore (Cost--$175,824)--0.9%                    135,308
--------------------------------------------------------------------------------

Spain

ACS, Actividades de Construccion y Servicios, SA             138           3,252
Acerinox SA                                                  108           3,296
Altadis                                                      715          11,077
Autopistas, Concesionaria Espanola SA                        854           7,465
Banco Bilbao Vizcaya, SA                                   5,309          79,006
Banco Santander Central Hispano, SA                        7,794          83,423
Endesa SA                                                  1,881          32,054
Fomento de Construcciones y Contratas SA                     325           6,164
Gas Natural SDG, SA 'E'                                      880          16,029
Grupo Dragados SA                                            492           5,358
Iberdrola SA                                               1,554          19,478
Repsol-YPF, SA                                             2,176          34,773
Telefonica SA (a)                                          7,415         122,530
TelePizza, SA (a)                                            460           1,088
Union Electrica Fenosa, SA                                   587          10,775
--------------------------------------------------------------------------------
Total Investments in Spain (Cost--$497,052)--2.8%                        435,768
--------------------------------------------------------------------------------

Sweden

Assa Abloy AB 'B'                                            454           8,877
Atlas Copco AB 'A'                                           353           7,726
Electrolux AB 'B'                                            724           9,400
ForeningsSparbanken AB                                       147           2,251
Gambro AB 'B'                                                316           2,261
Hennes & Mauritz AB 'B'                                    1,482          22,932
NetCom AB 'B' (a)                                            276          11,466
Nordbanken Holding AB                                      3,882          29,417
Nordic Baltic Holding AB (a)                               1,422          11,090
OM Gruppen AB                                                179           4,420
SKF AB 'B'                                                   142           2,145
Sandvik AB                                                   515          12,390
Securitas AB 'B'                                             534           9,904
Skandia Forsakrings AB                                     1,598          25,997


             December 31, 2000 (26) Mercury International Index Fund

                                                                               In US Dollars
                                                                    Shares     -------------
Investments                                                          Held          Value
--------------------------------------------------------------------------------------------
Sweden (concluded)

Skandinaviska Enskilda Banken (SEB) 'A'                               1,254     $     13,822
Skanska AB 'B'                                                          249           10,292
Svenska Cellulosa AB (SCA) 'B'                                          483           10,264
Svenska Handelsbanken AB                                              1,181           20,214
Telefonaktiebolaget LM Ericsson AB 'B'                               13,259          151,062
Telia AB (a)                                                          2,486           12,778
Trelleborg AB (Class B)                                                 358            2,580
Volvo AB 'B'                                                            620           10,283
WM-Data AB 'B'                                                          475            2,280
--------------------------------------------------------------------------------------------
Total Investments in Sweden (Cost--$501,537)--2.5%                                   393,851
--------------------------------------------------------------------------------------------

Switzerland

ABB Ltd.                                                                525           55,966
Adecco SA (Registered Shares)                                            32           20,142
Credit Suisse Group (Registered Shares)                                 464           88,190
Givaudan (Registered Shares) (a)                                         20            5,288
Holderbank Financiere Glarus AG 'B'                                      11           13,237
Jemoli Holding AG                                                         2            2,962
Kudelski SA (Bearer) (a)                                                  7            7,775
Lonza AG (Registered Shares)                                             15            8,720
Nestle SA (Registered Shares)                                            68          158,618
Novartis AG (Registered Shares)                                         123          217,461
Roche Holding AG (Bearer)                                                 2           24,807
Roche Holding AG (Genuss)                                                12          122,259
SAirGroup                                                                20            3,190
SGS Societe Generale de Surveillance Holding SA 'B'                       2            2,900
Schweizerische Rueckversicherungs-Gesellschaft (Registered Shares)       25           59,935
Sulzer AG (Registered Shares)                                             7            5,050
The Swatch Group AG 'B'                                                   7            8,747
The Swatch Group AG (Registered Shares)                                  14            3,654
Swisscom AG (Registered Shares)                                         129           33,554
Syngenta AG (a)                                                         186            9,986
UBS AG (Registered Shares)                                              739          120,620
Zurich Financial Services AG                                            139           83,803
--------------------------------------------------------------------------------------------
Total Investments in Switzerland (Cost--$991,822)--6.7%                            1,056,864
--------------------------------------------------------------------------------------------

United Kingdom

3i Group PLC                                                            997           18,438
AMEC PLC                                                                891            4,592
ARM Holdings PLC (a)                                                  1,605           12,132
AWG PLC                                                                 779            6,691
Abbey National PLC                                                    2,537           46,197
Airtours PLC                                                            744            2,234
Amvescap PLC                                                          1,135           23,296
AstraZeneca Group PLC                                                 2,559          129,014
BAA PLC                                                               1,890           17,448
BBA Group PLC                                                           767            4,239
BG Group PLC                                                          6,211           24,308


             December 31, 2000 (27) Mercury International Index Fund

                                                                   In US Dollars
                                                         Shares    -------------
Investments                                               Held         Value
--------------------------------------------------------------------------------

United Kingdom (continued)

BOC Group PLC                                                947   $      14,387
BP Amoco PLC                                              38,282         308,803
BP Amoco PLC (ADR) (b)                                       492          23,554
Barclays PLC                                               2,557          79,143
Barratt Developments PLC                                     608           2,679
Bass PLC                                                   1,548          16,857
Blue Circle Industries PLC                                 1,002           6,603
Boots Company PLC                                          1,704          15,502
British Aerospace PLC                                      5,452          31,113
British Airways PLC                                        2,142          12,495
British American Tobacco PLC                               3,902          29,712
The British Land Company PLC                               1,167           8,281
British Sky Broadcasting Group PLC ("BSkyB") (a)           3,149          52,732
British Telecommunications PLC                            11,221          95,878
Bunzl PLC                                                  1,103           6,755
CGNU PLC                                                   3,604          58,251
CMG PLC                                                      800          10,696
Cadbury Schweppes PLC                                      3,432          23,737
Canary Wharf Finance PLC (a)                               1,391          10,130
Capita Group PLC                                             699           5,221
Carlton Communications PLC                                 1,169          10,670
Celltech Group PLC (a)                                       493           8,712
Centrica PLC                                               6,628          25,668
Chubb PLC (a)                                              1,626           3,838
Corus Group PLC                                            7,155           7,535
Diageo PLC                                                 5,976          66,952
Dixons Group PLC                                           3,137          10,497
EMI Group PLC                                              1,386          11,387
Eidos PLC (a)                                                155             498
Electrocomponents PLC                                        232           2,294
FKI PLC                                                    1,092           3,589
GKN PLC                                                    1,290          13,624
George Wimpey PLC                                          1,362           3,052
GlaxoSmithKline PLC (a)                                    8,998         254,038
Granada Compass PLC                                        3,962          43,116
The Great Universal Stores PLC                             1,831          14,373
HSBC Holdings PLC                                         15,021         221,018
Halifax PLC                                                3,944          39,090
Hanson PLC                                                 1,529          10,484
Hays PLC                                                   3,066          17,679
Hilton Group PLC                                           3,149           9,831
IMI PLC                                                      763           2,701
Imperial Chemical Industries PLC                           1,459          12,031
International Power PLC (a)                                2,296           8,609
Invensys PLC                                               6,576          15,373
J Sainsbury PLC                                            3,248          19,262
Johnson Matthey PLC                                          504           7,943
Kidde PLC (a)                                              1,626           1,749


             December 31, 2000 (28) Mercury International Index Fund

                                                                                  In US Dollars
                                                                        Shares    -------------
Investments                                                              Held         Value
-----------------------------------------------------------------------------------------------
United Kingdom (concluded)

Kingfisher PLC                                                             2,374  $      17,652
LASMO PLC                                                                  2,172          6,489
Land Securities PLC                                                        1,051         13,227
Lattice Group PLC (a)                                                      6,211         14,010
Legal & General Group PLC                                                  7,396         20,384
Lloyds TSB Group PLC                                                       9,473        100,187
Logica PLC                                                                   817         21,358
Marconi PLC                                                                4,796         51,511
Marks & Spencer PLC                                                        4,834         13,431
Misys PLC                                                                  1,020         10,056
National Grid Group PLC                                                    2,554         23,215
Nycomed Amersham PLC                                                       1,232         10,260
Ocean Group PLC                                                              537          7,621
P & O Princess Cruises PLC (a)                                             1,284          5,428
Pearson PLC                                                                1,423         33,798
The Peninsular and Oriental Steam Navigation Company                       1,284          6,080
Pilkington PLC                                                             1,321          2,190
Provident Financial PLC                                                      275          4,063
Prudential Corporation PLC                                                 3,513         56,518
Psion PLC                                                                    490          2,097
RMC Group PLC                                                                646          5,684
Railtrack Group PLC                                                          889         12,284
Rank Group PLC                                                             2,062          5,390
Reed International PLC                                                     1,926         20,139
Rentokil Initial PLC                                                       4,328         14,934
Reuters Group PLC                                                          2,491         42,160
Rio Tinto PLC (Registered Shares)                                          1,910         33,610
Royal Bank of Scotland Group PLC                                           4,578        108,187
SEMA Group PLC                                                             1,088          4,790
The Sage Group PLC                                                         1,705          7,813
Schroders PLC                                                                321          6,334
ScottishPower PLC                                                          3,339         26,385
Seton Scholl Healthcare Group PLC                                            394          2,943
Slough Estates PLC                                                           527          3,243
Smith & Nephew PLC                                                         1,195          5,534
Smiths Group PLC                                                           1,025            306
Smiths Industries PLC                                                      1,210         14,605
Stagecoach Holdings PLC                                                    2,330          2,297
Tate & Lyle PLC                                                              828          3,080
Tesco PLC                                                                 12,382         50,448
Thames Water PLC                                                             697         12,546
Unilever PLC                                                               5,211         44,603
Uniq PLC                                                                     834          3,037
United Utilities PLC                                                       1,091         10,838
Vodafone AirTouch PLC                                                    104,616        383,656
WPP Group PLC                                                              1,321         17,207
Wolseley PLC                                                               1,415          9,723
-----------------------------------------------------------------------------------------------
Total Investments in the United Kingdom (Cost--$3,471,480)--20.4%                     3,218,082
-----------------------------------------------------------------------------------------------


             December 31, 2000 (29) Mercury International Index Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                          In US Dollars
                                                                 Shares   -------------
Investments                                                       Held        Value
---------------------------------------------------------------------------------------
United States

InFocus Corporation (a)                                               83    $     1,224
---------------------------------------------------------------------------------------
Total Investments in the United States (Cost--$1,617)--0.0%                       1,224
---------------------------------------------------------------------------------------

Short-Term         Face
Securities        Amount                  Issue
---------------------------------------------------------------------------------------
Commercial      $  436,000    General Motors Acceptance Corp.,
Paper*                        6.75% due 1/02/2001                               435,755
---------------------------------------------------------------------------------------
Total Investments in Short-Term Securities (Cost--$435,755)--2.8%               435,755
---------------------------------------------------------------------------------------
Total Investments (Cost--$17,125,086)--97.0%                                 15,286,665
Unrealized Appreciation on Forward Foreign Exchange Contracts**--0.1%            14,816
Variation Margin on Financial Futures Contracts***--(0.7)%                     (103,712)
Other Assets Less Liabilities--3.6%                                             565,422
                                                                            -----------
Net Assets--100.0%                                                          $15,763,191
                                                                            ===========
---------------------------------------------------------------------------------------

(a)   Non-income producing security.
(b)   American Depositary Receipts (ADR).
 * Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.
** Forward foreign exchange contracts as of December 31, 2000 were as follows:

----------------------------------------------------------------------------------------
                                                                             Unrealized
                                                Expiration                  Appreciation
Foreign Currency Purchased                         Date                    (Depreciation)
----------------------------------------------------------------------------------------
(Euro)   384,022                                January 2001                     $17,170
(Pound)  105,356                                January 2001                       2,039
(Yen) 19,485,063                                January 2001                      (4,393)
----------------------------------------------------------------------------------------
Total Unrealized Appreciation on Forward Foreign Exchange Contracts--Net
(US$ Commitment--$674,600)                                                       $14,816
                                                                                 =======
----------------------------------------------------------------------------------------

*** Financial futures contracts purchased as of December 31, 2000 were as follows:

----------------------------------------------------------------------------------------
Number of                                         Expiration
Contracts        Issue          Exchange             Date                       Value
----------------------------------------------------------------------------------------
   1           All Ordinaries     SFE             March 2001                    $ 45,081
   1           CAC                MATIF           March 2001                      56,311
   1           DAX Index          DTB             March 2001                     152,571
   2           FTSE               LIFFE           March 2001                     185,261
   1           Nikkei 225 Index   SIMEX           March 2001                      22,968
   1           TOPIX              Tokyo           March 2001                     112,303
----------------------------------------------------------------------------------------
Total Financial Futures Contracts Purchased (Total Contract Price--$594,150)    $574,495
                                                                                ========
----------------------------------------------------------------------------------------

      See Notes to Financial Statements.


             December 31, 2000 (30) Mercury International Index Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2000
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
================================================================================

Assets:

Investments, at value (identified cost--$17,125,086)                             $ 15,286,665
Unrealized appreciation on forward foreign exchange contracts                          14,816
Cash on deposit for financial futures contracts                                       305,288
Foreign cash                                                                          447,048
Receivables:
  Investment adviser                                             $    151,782
  Dividends                                                            18,244
  Contributions                                                        17,388
  Securities sold                                                       4,830         192,244
                                                                 ------------
Prepaid expenses and other assets                                                      58,758
                                                                                 ------------
Total assets                                                                       16,304,819
                                                                                 ------------
---------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Custodian bank                                                      184,490
  Withdrawals                                                         165,723
  Variation margin                                                    103,712
  Securities purchased                                                 27,000         480,925
                                                                 ------------
Accrued expenses                                                                       60,703
                                                                                 ------------
Total liabilities                                                                     541,628
                                                                                 ------------
---------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                       $ 15,763,191
                                                                                 ============
---------------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                                $ 17,600,652
Unrealized depreciation on investments and
  foreign currency transactions--net                                               (1,837,461)
                                                                                 ------------
Net assets                                                                       $ 15,763,191
                                                                                 ============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             December 31, 2000 (31) Mercury International Index Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
================================================================================

Investment Income:

Dividends (net of $19,514 foreign withholding tax)                      $   154,021
Interest and discount earned                                                 42,140
Other                                                                           431
                                                                        -----------
Total income                                                                196,592
                                                                        -----------
-----------------------------------------------------------------------------------

Expenses:

Professional fees                                       $    61,259
Custodian fees                                               42,758
Accounting services                                          28,144
Pricing fees                                                  8,943
Printing and shareholder reports                              8,852
Offering costs                                                6,206
Investment advisory fees                                      1,201
Trustees' fees and expenses                                     212
Other                                                         4,122
                                                        -----------
Total expenses before reimbursement                         161,697
Reimbursement of expenses                                  (152,092)
                                                        -----------
Total expenses after reimbursement                                            9,605
                                                                        -----------
Investment income--net                                                      186,987
                                                                        -----------
-----------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments
& Foreign Currency Transactions--Net:

Realized loss from:
  Investments--net                                         (108,964)
  Foreign currency transactions--net                        (87,727)       (196,691)
                                                        -----------
Change in unrealized appreciation/depreciation on:
  Investments--net                                       (1,888,774)
  Foreign currency transactions--net                         28,170      (1,860,604)
                                                        ---------------------------
Net Decrease in Net Assets Resulting from Operations                    $(1,870,308)
                                                                        ===========
-----------------------------------------------------------------------------------

See Notes to Financial Statements.


             December 31, 2000 (32) Mercury International Index Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
--------------------------------------------------------------------------------

                                                                      For the      For the Period
                                                                    Year Ended     Dec. 30, 1999+
                                                                   December 31,      to Dec. 31,
Increase (Decrease) in Net Assets:                                      2000            1999
-------------------------------------------------------------------------------------------------
Operations:

Investment income--net                                             $    186,987     $      1,175
Realized loss on investments and foreign currency
  transactions--net                                                    (196,691)              --
Change in unrealized appreciation/depreciation on investments
  and foreign currency transactions--net                             (1,860,604)          23,143
                                                                   -----------------------------
Net increase (decrease) in net assets resulting from operations      (1,870,308)          24,318
                                                                   -----------------------------
-------------------------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from net
  capital contributions                                               7,579,181       10,030,000
                                                                   -----------------------------
-------------------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                          5,708,873       10,054,318
Beginning of period                                                  10,054,318               --
                                                                   -----------------------------
End of period                                                      $ 15,763,191     $ 10,054,318
                                                                   =============================
-------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


             December 31, 2000 (33) Mercury International Index Fund

FINANCIAL HIGHLIGHTS

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
================================================================================

The following ratios have been derived from information provided in the financial statements.

                                                   For the      For the Period
                                                  Year Ended    Dec. 30, 1999+
                                                 December 31,     to Dec. 31,
                                                     2000            1999
------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement                           .08%              .08%*
                                                  ============================
Expenses                                                1.34%              .63%*
                                                  ============================
Investment income--net                                  1.55%             2.14%*
                                                  ============================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)          $   15,763        $   10,054
                                                  ============================
Portfolio turnover                                      5.89%              .00%
                                                  ============================
--------------------------------------------------------------------------------

+     Commencement of operations.
*     Annualized.

      See Notes to Financial Statements.


             December 31, 2000 (34) Mercury International Index Fund

NOTES TO FINANCIAL STATEMENTS

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
================================================================================

(1)   Significant Accounting Policies:

      Master International (Capitalization Weighted) Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in conformity with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


             December 31, 2000 (35) Mercury International Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

      o Foreign currency options and futures--The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.


             December 31, 2000 (36) Mercury International Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Series will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Series will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Series. As of December 31, 2000, no debt securities were held by the Series.

      (f) Custodian bank--The Series recorded an amount payable to the Custodian Bank resulting from a timing difference of security transaction settlements.

      (g) Security loans--The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the year ended December 31, 2000, FAM earned fees of $1,201, all of which were waived. FAM also reimbursed the Fund for additional expenses of $150,891.

      Accounting services were provided to the Series by FAM.

      Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.


             December 31, 2000 (37) Mercury International Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2000 were $7,480,025 and $661,616, respectively.

      Net realized losses for the year ended December 31, 2000 and unrealized gains (losses) as of December 31, 2000 were as follows:

                                                    Realized        Unrealized
                                                     Losses       Gains (Losses)
      -------------------------------------------------------------------------
      Investments:
        Long-term                                   $  (7,399)     $(1,838,421)
        Short-term                                     (2,723)              --
        Financial futures contracts                   (98,842)         (19,655)
                                                    --------------------------
      Total investments                              (108,964)      (1,858,076)
                                                    --------------------------
      Currency Transactions:
        Foreign currency transactions                 (28,119)           5,799
        Forward foreign exchange contracts            (59,608)          14,816
                                                    --------------------------
      Total currency transactions                     (87,727)          20,615
                                                    --------------------------
      Total                                         $(196,691)     $(1,837,461)
                                                    ==========================
      -------------------------------------------------------------------------

      As of December 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $1,848,093, of which $922,544 related to appreciated securities and $2,770,637 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $17,134,758.

(4)   Loaned Securities:

      At December 31, 2000, the Series held collateral having an aggregate value of approximately $180,000 for portfolio securities loaned having a market value of approximately $174,000.


             December 31, 2000 (38) Mercury International Index Fund

INDEPENDENT AUDITORS' REPORT

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
================================================================================

The Board of Trustees and Investors,
Master International (Capitalization Weighted) Index Series
(One of the Series constituting Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Master International (Capitalization Weighted) Index Series as of December 31, 2000, the related statements of operations for the year then ended, and changes in net assets and the financial highlights for the year then ended and for the period December 30, 1999 (commencement of operations) to December 31, 1999. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Master International (Capitalization Weighted) Index Series as of December 31, 2000, the result of its operations, the changes in net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
January 30, 2001


             December 31, 2000 (39) Mercury International Index Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury International Index Fund of
Mercury Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper          MERCINTCW--12/00